Loans (Details 7) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Loans
Amortized Cost		$ 229
Loans 30-89 Days Past Due		0
Loans 90 Or More Days Past Due		0
Single-Family Residential
Loans
Amortized Cost		229
Loans 90 Or More Days Past Due	$ 0	$ 0